ACQUISITIONS - Schedule of purchase consideration (Details) - Nelson Sports Inc. - USD ($) $ in Millions	Sep. 30, 2025	Sep. 01, 2025
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 45.4
Contingent consideration		20.0
Total purchase consideration		$ 65.4
Cash consideration, not yet paid	$ 4.5